Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.81%
Alabama: 0.59%
Water & sewer revenue: 0.59%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$ 920,000	$ 730,971
Arizona: 2.39%
Education revenue: 0.60%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses 144A	5.00	7-1-2023	55,000	55,641
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	517,801
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	170,000	172,371
				745,813
Health revenue: 0.98%
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,206,899
Miscellaneous revenue: 0.81%
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	1,000,000	998,719
				2,951,431
California: 3.99%
Education revenue: 0.38%
California Infrastructure & Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	213,200
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	257,879
				471,079
Health revenue: 1.15%
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	1,000,000	995,681
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00	11-15-2046	500,000	416,672
				1,412,353
Housing revenue: 0.80%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	358,809
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	500,000	328,373
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	425,000	298,033
				985,215
Miscellaneous revenue: 0.79%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	972,159
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.68%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00%	8-1-2026	$1,000,000	$ 839,500
Tobacco revenue: 0.19%
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B-2 ¤	0.00	6-1-2060	2,000,000	239,146
				4,919,452
Colorado: 10.46%
Education revenue: 0.33%
Colorado Educational & Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	408,973
GO revenue: 8.96%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	903,044
Berthoud-Heritage CO Metropolitan District # 10 Senior Limited Tax GO Bonds Series 2022A	4.75	12-1-2052	500,000	384,363
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,033,990
Colorado Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	677,869
Colorado Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	820,120
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	785,901
Colorado Murphy Creek Metropolitan District #5 GO Limited Tax Bonds Series A	6.00	12-1-2052	1,000,000	918,162
Colorado Pronghorn Valley Metropolitan District #1 Limited Tax Series A	4.00	12-1-2051	250,000	182,603
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	852,691
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,090,043
Eaton CO Area Park & Recreation District #1	5.00	12-1-2023	810,000	812,467
Eaton CO Area Park & Recreation District #1	5.50	12-1-2030	475,000	476,817
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	835,155
Hogback Metropolitan District Colorado Limited Tax Convertible Unlimited Tax Series A	5.00	12-1-2051	585,000	477,775
Westgate Metropolitan District City of Colorado Springs GO Limited Tax Bonds Series 2022	5.13	12-1-2051	1,000,000	806,365
				11,057,365
Tax revenue: 0.76%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	941,352
Transportation revenue: 0.41%
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	501,159
				12,908,849
Connecticut: 0.48%
GO revenue: 0.48%
Hartford CT Series A	4.00	4-1-2032	325,000	325,397
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Hartford CT Series A	5.00%	4-1-2024	$ 105,000	$ 105,966
Hartford CT Series B	5.00	4-1-2033	50,000	50,351
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,057
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	70,087
				596,858
Delaware: 0.84%
Education revenue: 0.84%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,031,064
District of Columbia: 1.38%
Miscellaneous revenue: 1.02%
District of Columbia Private Activity Revenue Bond Series 2022A	5.50	2-28-2037	1,250,000	1,257,308
Tobacco revenue: 0.36%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	446,790
				1,704,098
Florida: 7.81%
Education revenue: 2.79%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	1,852,390
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	258,914
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	332,592
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	993,138
				3,437,034
Health revenue: 1.69%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	225,448
Jacksonville FL HCFR Series E ø	2.48	8-1-2036	1,000,000	1,000,000
Lee County IDA HCFR Bond Series 2022A	5.25	10-1-2052	1,000,000	865,258
				2,090,706
Miscellaneous revenue: 1.43%
City of Leesburg FL Special Assessment Revenue Bond Series 2022	5.13	5-1-2037	1,000,000	1,009,017
Seminole County FL Special Obligation Revenue and Refunding Bonds Series 2022	5.00	10-1-2052	750,000	758,572
				1,767,589
Utilities revenue: 1.62%
Gainesville FL Utilities System Revenue Bonds Series 2012B (Barclays Bank plc SPA) ø	2.95	10-1-2042	2,000,000	2,000,000
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.28%
Charlotte County FL IDA Town and Country Utilities Project Series A 144A	4.00%	10-1-2051	$ 500,000	$ 341,473
				9,636,802
Georgia: 3.34%
Education revenue: 1.88%
Georgia Private Colleges & Universities Authority Emory University Revenue Bond Series 2019B	5.00	9-1-2048	1,000,000	1,052,434
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	1,250,000	1,267,997
				2,320,431
Housing revenue: 0.65%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	803,183
Transportation revenue: 0.81%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	993,304
				4,116,918
Guam: 0.36%
Airport revenue: 0.36%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A	5.38	10-1-2043	500,000	444,967
Idaho: 0.20%
Education revenue: 0.20%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	250,879
Illinois: 9.58%
Education revenue: 1.28%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	250,000	193,465
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	655,000	664,992
Illinois Finance Authority Charter School Art in Motion Project Social Bonds Series A 144A	5.00	7-1-2051	1,000,000	722,164
				1,580,621
GO revenue: 3.92%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	433,818
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,550,749
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	639,471
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	584,526
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	625,699
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School Refunding Bond Series A (BAM Insured)	3.25%	1-1-2030	$ 450,000	$ 428,102
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	576,562
				4,838,927
Miscellaneous revenue: 2.49%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,446,000	1,449,743
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	685,867
Illinois Metropolitan Pier and Exposition Authority Mccormick Place Expansion Project Refunding Bond Series A	5.00	6-15-2050	1,000,000	933,765
				3,069,375
Tax revenue: 1.89%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,310,558
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	1,140,000	1,016,453
				2,327,011
				11,815,934
Indiana: 1.65%
Education revenue: 1.65%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	2,055,000	2,029,781
Iowa: 0.25%
Tobacco revenue: 0.25%
Iowa Tobacco Settlement Authority CAB Asset-Backed Bonds Class 2 Series B-2 ¤	0.00	6-1-2065	3,490,000	310,878
Kansas: 1.56%
Health revenue: 0.68%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	845,674
Tax revenue: 0.88%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	355,000	322,858
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,760,000	761,136
				1,083,994
				1,929,668
Kentucky: 2.35%
Health revenue: 0.73%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	896,286
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.62%
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	3.25%	8-1-2061	$2,000,000	$ 2,000,000
				2,896,286
Louisiana: 1.62%
Industrial development revenue: 1.62%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	2.88	11-1-2040	2,000,000	2,000,000
Maryland: 1.15%
Education revenue: 0.84%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,028,816
Miscellaneous revenue: 0.31%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	386,540
				1,415,356
Massachusetts: 0.73%
Health revenue: 0.73%
Massachusetts Development Finance Agency Revenue Refunding Bond Series 2022	5.13	1-1-2040	1,000,000	903,709
Michigan: 2.54%
Education revenue: 0.32%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	121,059
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	277,500	277,553
				398,612
Miscellaneous revenue: 0.99%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	75,000	74,234
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	1,000,000	993,717
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	150,000	150,033
				1,217,984
Tax revenue: 1.23%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,187
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	497,041
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,001,747
				1,516,975
				3,133,571
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 3.11%
Education revenue: 2.13%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40%	7-1-2025	$ 65,000	$ 64,237
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	195,084
Ramsey MN Charter School Pact Charter School Project Series 2022A	5.00	6-1-2032	1,000,000	965,752
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	1,000,000	929,243
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	471,749
				2,626,065
Health revenue: 0.39%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	495,000	485,460
Housing revenue: 0.59%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	331,977
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	395,569
				727,546
				3,839,071
Missouri: 0.54%
Tax revenue: 0.54%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	70,000	66,028
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	615,000	595,212
				661,240
New Jersey: 4.08%
Education revenue: 0.89%
Camden County NJ Improvement Authority Charter School Revenue Bond Series 2022 144A	5.00	7-15-2042	1,175,000	1,097,977
GO revenue: 0.84%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,032,341
Industrial development revenue: 0.20%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	247,274
Miscellaneous revenue: 0.80%
New Jersey EDA Transit Transportation Project Bonds Series A	5.00	11-1-2044	1,000,000	989,468
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.35%
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2031	$1,000,000	$ 645,283
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,014,864
				1,660,147
				5,027,207
New Mexico: 0.90%
Tax revenue: 0.90%
Winrock Town Center NM Tax Increment Development District #1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 144A	4.25	5-1-2040	1,375,000	1,108,981
New York: 7.85%
Airport revenue: 2.06%
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2016	5.00	7-1-2046	1,000,000	948,783
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2022	5.00	12-1-2041	1,660,000	1,589,878
				2,538,661
Education revenue: 3.25%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,100,130
Build NYC Resource Corporation New World Preparatory Charter School	4.00	6-15-2051	690,000	509,635
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	361,554
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	939,636
New York Dormitory Authority Supported Debt St. Josephs College	4.00	7-1-2035	400,000	360,958
New York Dormitory Authority Supported Debt St. Josephs College	5.00	7-1-2051	750,000	730,469
				4,002,382
Health revenue: 0.75%
Westchester County NY Local Development Corporation Revenue Bond Series 2016	5.00	11-1-2046	1,000,000	923,536
Tax revenue: 1.62%
New York NY Transitional Finance Authority Future Tax Secured Fiscal 2019 Subordinate Series A-4 (JPMorgan Chase & Company SPA) ø	2.95	8-1-2045	2,000,000	2,000,000
Tobacco revenue: 0.17%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	213,106
				9,677,685
Ohio: 2.42%
Education revenue: 0.39%
Ohio Higher Education Facility Commission The Cleveland Institute of Music 2022 Project	5.38	12-1-2052	500,000	479,198
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.67%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00%	12-1-2042	$1,000,000	$ 823,253
Tobacco revenue: 1.36%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	850,998
Buckeye Tobacco Settlement Financing Authority CAB	5.00	6-1-2055	985,000	827,412
				1,678,410
				2,980,861
Oregon: 3.24%
Health revenue: 1.62%
Oregon Facilities Authority Revenue Refunding Bond Samaritan Health Services Project Series A	5.00	10-1-2040	1,685,000	1,661,969
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	345,000	340,034
				2,002,003
Housing revenue: 1.62%
Oregon Housing & Community Services Department Mortgage Revenue Various Single Family Mortgage Program (Sumitomo Mitsui Banking Corporation LOC) ø	2.59	7-1-2037	2,000,000	2,000,000
				4,002,003
Pennsylvania: 5.14%
Education revenue: 0.51%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	25,000	25,238
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	229,773
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	382,441
				637,452
Health revenue: 3.13%
General Authority of Southcentral PA Revenue Bonds Series 2019-C,D&E (Bank of America NA LIQ) ø	2.50	6-1-2037	2,000,000	2,000,000
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	1,000,000	987,195
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	874,536
				3,861,731
Miscellaneous revenue: 0.68%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	915,000	835,637
Utilities revenue: 0.82%
Philadelphia PA Gas Works Revenue Fifteenth Series	5.00	8-1-2047	1,000,000	1,007,720
				6,342,540
South Carolina: 1.89%
Education revenue: 0.82%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	438,336
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75%	11-1-2023	$ 35,000	$ 35,502
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	500,000	539,201
				1,013,039
Health revenue: 0.68%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	838,312
Resource recovery revenue: 0.39%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	81,117
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	400,000
				481,117
				2,332,468
Tennessee: 0.90%
Tax revenue: 0.90%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	605,791
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	499,235
				1,105,026
Texas: 4.11%
Education revenue: 2.73%
Arlington TX Higher Education Finance Corporation Refunding Bond Legacy Traditional Schools Series A 144A	6.38	2-15-2052	1,500,000	1,449,713
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	643,217
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	326,876
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,000,000	949,741
				3,369,547
GO revenue: 0.73%
Port Isabel TX Series 2019 144A	5.10	2-15-2049	950,000	907,771
Tax revenue: 0.32%
Baytown TX Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	390,769
Transportation revenue: 0.17%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	204,803
Utilities revenue: 0.16%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	198,124
				5,071,014
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 1.97%
Education revenue: 0.74%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00%	6-15-2041	$1,020,000	$ 907,248
Miscellaneous revenue: 0.59%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,000,000	734,512
Tax revenue: 0.64%
Utah Inland Port Authority Crossroads Public Infrastructure District Tax Differential Revenue 144A	4.38	6-1-2052	1,000,000	792,215
				2,433,975
Virginia: 0.64%
Health revenue: 0.64%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	783,619
West Virginia: 1.22%
Tax revenue: 1.22%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,504,114
Wisconsin: 4.53%
Education revenue: 3.56%
PFA WI Education Revenue Bond Uwharrie Charter Academy Project Series 2022-A 144A	5.00	6-15-2042	1,310,000	1,175,032
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	95,000	95,000
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	160,000	160,998
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	689,255
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,000,530
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,264,901
				4,385,716
Health revenue: 0.97%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,200,328
				5,586,044
Total Municipal obligations (Cost $129,509,593)				118,183,320

See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.65%
Investment companies: 2.65%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		2.10%	3,264,355	$ 3,266,313
Total Short-term investments (Cost $3,266,313)				3,266,313
Total investments in securities (Cost $132,775,906)	98.46%			121,449,633
Other assets and liabilities, net	1.54			1,904,438
Total net assets	100.00%			$123,354,071

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,593,920	$15,202,056	$(17,529,663)	$0	$0	$3,266,313	3,264,355	$17,274
See accompanying notes to portfolio of investments

12  |  Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$118,183,320	$0	$118,183,320
Short-term investments
Investment companies	3,266,313	0	0	3,266,313
Total assets	$3,266,313	$118,183,320	$0	$121,449,633
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

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